EQUITY-ACCOUNTED INVESTMENTS - Schedule of Changes in Equity Accounted Investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 04, 2025 MW
Disclosure of associates [line items]
Balance, beginning of year	$ 2,740	$ 2,546	$ 1,392
Acquisitions through business combinations	919	0	44
Investment	245	389	700
Return of capital	0	(5)	0
Share of net (loss) income	(110)	(88)	186
Share of other comprehensive income	216	443	162
Dividends received	(159)	(90)	(58)
Change in basis of accounting,net	366	0	105
Transfer to assets held for sale	0	(421)	0
Disposal	(192)	0	0
Foreign exchange translation and other	62	(34)	15
Balance, end of year	4,087	$ 2,740	$ 2,546
Equity method investment, derecognized	428
Gain on reclassification of equity method investment	$ 619
845 MW United States Wind Assets Portfolio
Disclosure of associates [line items]
Utility-scale solar & storage | MW				845
Westinghouse
Disclosure of associates [line items]
Percentage of voting equity interests acquired	11.00%
Financial assets, at fair value	$ 1,047